Disposals and impairment - Schedule of proceeds and principal gains and losses on disposals by segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Proceeds from disposals of fixed assets	$ 328	$ 133	$ 709
Proceeds from disposals of businesses, net of cash disposed	2,578	1,193	1,841
Proceeds from disposal of fixed assets and businesses, net of cash disposed	2,906	1,326	2,550
gas & low carbon energy
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Proceeds from disposal of fixed assets and businesses, net of cash disposed	840	536	22
oil production & operations
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Proceeds from disposal of fixed assets and businesses, net of cash disposed	1,699	333	1,935
customers & products
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Proceeds from disposal of fixed assets and businesses, net of cash disposed	291	436	592
other businesses & corporate
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Proceeds from disposal of fixed assets and businesses, net of cash disposed	$ 76	$ 21	$ 1